Capital and Reserves - Summary Of Authorized Share Capital (Detail) - Dec. 31, 2022 € in Thousands	$ / shares	EUR (€) shares
Disclosure of authorized capital [line item]
Total Shares | shares		450,000,002
Nominal | $ / shares	$ 5.32
Amount | €		€ 108,000
Class A ordinary shares [member]
Disclosure of authorized capital [line item]
Total Shares | shares		400,000,000
Nominal | $ / shares	0.12
Amount | €		€ 48,000
Class B ordinary shares [member]
Disclosure of authorized capital [line item]
Total Shares | shares		50,000,000
Nominal | $ / shares	1.2
Amount | €		€ 60,000
Conversion shares [member]
Disclosure of authorized capital [line item]
Total Shares | shares		2
Nominal | $ / shares	$ 1
Amount | €		€ 0